Related party transactions (Details 4) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of transactions between related parties [line items]
Dividends received	$ 1,202	$ 529
Dividends paid	4,157	2,642	$ 4,764
Total subsidiaries contributions	(92)	(196)
Total other transactions		3,062
La Rural S.A. [Member]
Disclosure of transactions between related parties [line items]
Dividends received	303	53
Nuevo Puerto Santa Fe S.A. [Member]
Disclosure of transactions between related parties [line items]
Dividends received	10	14
Manaman [Member]
Disclosure of transactions between related parties [line items]
Dividends received	74	39
Manibil S.A. [Member]
Disclosure of transactions between related parties [line items]
Irrevocable contributions	(22)	(57)
Ramat Hanassi [Member]
Disclosure of transactions between related parties [line items]
Dividends received		31
Irrevocable contributions		(12)
EMCO [Member]
Disclosure of transactions between related parties [line items]
Dividends received	60	142
Tourism & Recreation Holdings Ltd [Member]
Disclosure of transactions between related parties [line items]
Dividends received		39
Condor [Member]
Disclosure of transactions between related parties [line items]
Dividends received	80	86
BHSA [Member]
Disclosure of transactions between related parties [line items]
Dividends received	79	125
Cresud [Member]
Disclosure of transactions between related parties [line items]
Dividends paid	1,132	1,373
Helmir [Member]
Disclosure of transactions between related parties [line items]
Dividends paid	7	8
Puerto Retiro [Member]
Disclosure of transactions between related parties [line items]
Irrevocable contributions	(19)
Avenida Inc [Member]
Disclosure of transactions between related parties [line items]
Irrevocable contributions		(9)
Secdo / SixGill [Member]
Disclosure of transactions between related parties [line items]
Irrevocable contributions		(38)
Secured Touch [Member]
Disclosure of transactions between related parties [line items]
Irrevocable contributions		(9)
Open Legacy [Member]
Disclosure of transactions between related parties [line items]
Irrevocable contributions		(21)
Quality [Member]
Disclosure of transactions between related parties [line items]
Irrevocable contributions	(51)	(50)
IFISA [Member]
Disclosure of transactions between related parties [line items]
Acquisition of non-controlling interest		3,062
Mehadrin [Member]
Disclosure of transactions between related parties [line items]
Dividends received	99
Nave by the sea [Member]
Disclosure of transactions between related parties [line items]
Dividends received	33
Shufersal [Member]
Disclosure of transactions between related parties [line items]
Dividends received	$ 464